Inventories (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Inventories [Textual]
Impairment expense	$ 13,394	$ 163,600	$ 136,494
Raw materials	225,765	198,585
Non-current raw materials	$ 1,862,063	$ 2,171,867